Venezuelan Currency Devaluation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Venezuelan Currency Devaluation [Abstract]
Venezuelan Currency Devaluation

Note 16. Venezuelan Currency Devaluation

The functional currency of Chrysler de Venezuela ("CdV"), our wholly-owned subsidiary in Venezuela, is the USD. Pursuant to certain Venezuelan foreign currency exchange control regulations, the Central Bank of Venezuela centralizes all foreign currency transactions in the country. Under these regulations, the purchase and sale of foreign currency must be made through the Commission for the Administration of Foreign Exchange ("CADIVI").

Prior to January 1, 2010, the official exchange rate was 2.15 bolivar fuerte ("BsF") per USD. In January 2010, the Venezuelan government devalued the BsF relative to the USD from the official rate of 2.15 BsF per USD to a dual-rated system regulated by the CADIVI. The dual-rate included (i) an essential rate of 2.60 BsF per USD for food, technology and other items, such as our car kits, and (ii) a nonessential rate of 4.30 BsF per USD for all other transactions. As a result of this devaluation, we recorded a foreign currency translation loss of $20 million in the first quarter of 2010. On December 30, 2010, a further devaluation of the BsF was announced, eliminating the essential rate of 2.60 BsF per USD and requiring all CADIVI-approved transactions, including transactions that were pending CADIVI approval prior to the announcement, to occur at the previous nonessential rate of 4.30 BsF per USD. The new rate was declared effective as of January 1, 2011. The nonessential rate remained unchanged. However, as a result of the announced devaluation of the essential rate on December 30, 2010, we remeasured all BsF denominated balances at that time. No additional events have occurred during the first nine months of 2011 which would further impact the BsF to USD exchange rate.

As of September 30, 2011 and December 31, 2010, the net monetary assets of CdV denominated in BsF were 895 million ($208 million USD) and 348 million ($81 million USD), respectively, which included cash and cash equivalents denominated in BsF of 1,014 million ($236 million USD) and 651 million ($151 million USD), respectively.

Note 22.  Venezuelan Currency Devaluation

The functional currency of Chrysler de Venezuela ("CdV"), our wholly-owned subsidiary in Venezuela, is the USD. Pursuant to certain Venezuelan foreign currency exchange control regulations, the Central Bank of Venezuela ("BCV") centralizes all foreign currency transactions in the country. Under these regulations, the purchase and sale of foreign currency must be made through the Commission for the Administration of Foreign Exchange ("CADIVI").

Prior to January 1, 2010, the official exchange rate was 2.15 bolivar fuerte ("BsF") per USD. Accordingly, this rate was used to remeasure all BsF denominated balances as of December 31, 2009. During 2010, the Venezuelan government made several changes to the regulations around foreign currency exchange, as summarized below:

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In January 2010, the Venezuelan government devalued the BsF relative to the USD from the official rate of 2.15 BsF per USD to a dual-rated system regulated by the CADIVI. The dual-rate included (i) an essential rate of 2.60 BsF per USD for food, technology and other items, such as our car kits, and (ii) a nonessential rate of 4.30 BsF per USD for all other transactions. As a result of this devaluation, we recorded a foreign currency translation loss of $20 million in the first quarter of 2010.

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In June 2010, the Venezuelan government introduced a new regulated system, the Transaction System for Foreign Currency Denominated Securities ("SITME"), whereby entities domiciled in Venezuela can buy limited amounts of USD denominated securities through banks authorized by the BCV. The SITME eliminated the previously existing "parallel" foreign currency exchange market in Venezuela that enabled entities to use brokers to obtain foreign currency without having to purchase the currency from the CADIVI at the official rate. The SITME rate is a government determined rate fixed at 5.30 BsF per USD for 2010.

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On December 30, 2010, a further devaluation of the BsF was announced, eliminating the essential rate of 2.60 BsF and requiring all CADIVI-approved transactions, including transactions that were pending CADIVI approval prior to the announcement, to occur at the previous nonessential rate of 4.30 BsF per USD. The new rate was declared effective as of January 1, 2011. The nonessential rate remained unchanged.

During 2010, we exchanged BsF for USD through the CADIVI to settle our Venezuelan subsidiary's USD denominated liabilities, which have historically taken up to 260 days from invoice date. The majority of these payments were at the essential rate of 2.60 BsF per USD, therefore, this rate was used to remeasure all BsF denominated balances during the period. However, as a result of the announced devaluation of the essential rate on December 30, 2010, we remeasured all BsF denominated balances as of December 31, 2010 using the new rate of 4.30 BsF per USD. The remeasurement resulted in a loss of $80 million.

At December 31, 2010 and 2009, the net monetary assets of CdV denominated in BsF were 348 million ($81 million USD) and 234 million ($109 million USD), respectively. In addition, cash and cash equivalents denominated in BsF were 651 million ($151 million USD) and 333 million ($155 million USD) at December 31, 2010 and 2009, respectively.